UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21074

Cohen & Steers Premium Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

Schedule of Investments

September 30, 2006 (Unaudited)

		Number of Shares	Value

COMMON STOCK	115.9%
CLOSED-END INVESTMENT COMPANY	0.7%
ProLogis European Properties (Netherlands)		317,800	$5,923,902
DIVERSIFIED	15.7%
Colonial Properties Trust		600,100	28,690,781
Entertainment Properties Trust		196,900	9,711,108
iStar Financial		441,700	18,418,890
Lexington Corporate Properties Trust		130,000	2,753,400
Spirit Finance Corp.		886,600	10,293,426
Vornado Realty Trust		606,300	66,086,700
			135,954,305
HEALTH CARE	17.4%
Health Care Property Investors		926,400	28,764,720
Health Care REIT		555,800	22,237,558
Healthcare Realty Trust		161,200	6,191,692
Medical Properties Trust		173,400	2,321,826
Nationwide Health Properties		1,010,800	27,028,792
Senior Housing Properties Trust		554,700	11,837,298
Ventas		1,358,800	52,368,152
			150,750,038
HOTEL	5.8%
Ashford Hospitality Trust		640,200	7,637,586
DiamondRock Hospitality Co.		648,900	10,778,229
Hospitality Properties Trust		433,800	20,475,360
Strategic Hotels & Resorts		570,600	11,343,528
			50,234,703
INDUSTRIAL	2.2%
First Industrial Realty Trust		372,700	16,398,800
ING Industrial Fund (Australia)		1,253,936	2,205,557
			18,604,357
MORTGAGE	4.2%
Gramercy Capital Corp.		680,000	17,142,800
Newcastle Investment Corp.		707,537	19,393,589
			36,536,389

		Number
		of Shares	Value

OFFICE	27.4%
American Financial Realty Trust		486,600	$5,430,456
Boston Properties		192,600	19,903,284
Brandywine Realty Trust		1,493,682	48,619,349
Equity Office Properties Trust		1,534,000	60,991,840
Highwoods Properties		559,200	20,807,832
HRPT Properties Trust		801,700	9,580,315
Mack-Cali Realty Corp.		846,400	43,843,520
Maguire Properties		507,800	20,687,772
Parkway Properties		114,200	5,309,158
Reckson Associates Realty Corp.		53,100	2,272,680
			237,446,206
OFFICE/INDUSTRIAL	7.4%
Duke Realty Corp.		406,800	15,193,980
Liberty Property Trust		861,500	41,171,085
Mission West Properties		685,000	7,815,850
			64,180,915
RESIDENTIAL—APARTMENT	21.4%
American Campus Communities		350,584	8,943,398
Apartment Investment & Management Co.		197,700	10,756,857
Archstone-Smith Trust		560,717	30,525,434
AvalonBay Communities		320,100	38,540,040
Camden Property Trust		317,300	24,117,973
Education Realty Trust		426,300	6,292,188
GMH Communities Trust		500,800	6,320,096
Home Properties		470,784	26,910,013
Mid-America Apartment Communities		228,500	13,988,770
United Dominion Realty Trust		613,300	18,521,660
			184,916,429
SELF STORAGE	2.8%
Extra Space Storage		367,700	6,364,887
Sovran Self Storage		158,700	8,815,785
U-Store-It Trust		428,700	9,199,902
			24,380,574

		Number
		of Shares	Value

SHOPPING CENTER	10.9%
COMMUNITY CENTER	3.5%
Cedar Shopping Centers		594,400	$9,611,448
Inland Real Estate Corp.		279,200	4,891,584
Ramco-Gershenson Properties Trust		494,000	15,783,300
			30,286,332
REGIONAL MALL	7.4%
Glimcher Realty Trust		627,500	15,549,450
Macerich Co.		565,600	43,189,216
Pennsylvania REIT		116,642	4,965,450
			63,704,116
TOTAL SHOPPING CENTER			93,990,448
TOTAL COMMON STOCK (Identified cost—$609,935,104)			1,002,918,266
PREFERRED STOCK	25.2%
DIVERSIFIED	2.9%
Capital Lease Funding, 8.125%, Series A		23,300	583,665
Colonial Properties Trust, 8.125%, Series D		190,300	4,945,897
Colonial Properties Trust, 7.62%, Series E		22,700	575,445
Crescent Real Estate Equities Co., 6.75%, Series A (Convertible)		2,900	63,568
Digital Realty Trust, 8.50%, Series A		84,300	2,187,585
Digital Realty Trust, 7.875%, Series B		42,000	1,065,120
Duke Realty Corp., 6.625%, Series J		23,500	581,155
Duke Realty Corp., 6.95%, Series M		50,000	1,274,000
Entertainment Properties Trust, 7.75%, Series B		110,000	2,741,200
iStar Financial, 8.00%, Series D		46,200	1,181,796
iStar Financial, 7.875%, Series E		70,000	1,788,850
iStar Financial, 7.80%, Series F		200,000	5,116,000
iStar Financial, 7.65%, Series G		60,000	1,516,500
Lexington Corporate Properties Trust, 8.05%, Series B		35,279	902,084
Vornado Realty Trust, 6.75%, Series H		12,200	302,072
			24,824,937

		Number of Shares	Value

HEALTH CARE	1.1%
Health Care REIT, 7.875%, Series D		136,609	$3,517,682
Health Care REIT, 7.625%, Series F		184,900	4,753,779
Omega Healthcare Investors, 8.375%, Series D		60,000	1,570,800
			9,842,261
HOTEL	4.6%
Eagle Hospitality Trust, 8.25%, Series A		68,800	1,765,408
Equity Inns, 8.75%, Series B		180,000	4,698,000
Equity Inns, 8.00%, Series C		115,000	2,921,000
FelCor Lodging Trust, $1.95, Series A (Convertible)		6,000	149,460
Hospitality Properties Trust, 8.875%, Series B		99,925	2,580,063
Host Hotels & Resorts, 8.875%, Series E		84,000	2,223,480
LaSalle Hotel Properties, 10.25%, Series A		25,400	650,748
LaSalle Hotel Properties, 7.50%, Series D		8,300	206,961
LaSalle Hotel Properties, 8.00%, Series E		140,200	3,617,160
Strategic Hotels & Resorts, 8.50%, Series A		10,000	253,750
Strategic Hotels & Resorts, 8.50%, Series A, 144A(a)		111,200	2,821,700
Strategic Hotels & Resorts, 8.25%, Series B		105,000	2,735,250
Strategic Hotels & Resorts, 8.25%, Series C		368,000	9,439,200
Sunstone Hotel Investors, 8.00%, Series A		226,000	5,740,400
			39,802,580
INDUSTRIAL-FOREIGN	0.5%
AMB Property Corp., 6.85%, Series P		68,600	1,732,150
First Industrial Realty Trust, 7.25%, Series J		100,000	2,515,000
			4,247,150
MORTGAGE	0.4%
Newcastle Investment Corp., 9.75%, Series B		111,300	2,907,156
Newcastle Investment Corp., 8.05%, Series C		30,000	754,500
			3,661,656

		Number of Shares	Value

OFFICE	3.9%
Brandywine Realty Trust, 7.50%, Series C		30,000	$754,500
Cousins Properties, 7.75%, Series A		87,660	2,257,245
Cousins Properties, 7.50%, Series B		178,000	4,524,760
Highwoods Properties, 8.625%, Series A		2,679	2,732,580
HRPT Properties Trust, 8.75%, Series B		500,000	12,950,000
HRPT Properties Trust, 7.125%, Series C		10,000	255,600
Kilroy Realty Corp., 7.80%, Series E		7,000	183,050
Kilroy Realty Corp., 7.50%, Series F		78,300	1,985,688
Maguire Properties, 7.625%, Series A		125,240	3,088,418
SL Green Realty Corp., 7.625%, Series C		191,234	4,840,133
			33,571,974
OFFICE/INDUSTRIAL	0.7%
PS Business Parks, 8.75%, Series F		13,800	349,416
PS Business Parks, 7.00%, Series H		70,000	1,750,000
PS Business Parks, 7.20%, Series M		24,900	632,460
PS Business Parks, 7.38%, Series O		120,000	3,048,000
			5,779,876
RESIDENTIAL—APARTMENT	2.3%
Apartment Investment & Management Co., 7.75%, Series U		218,300	5,538,271
Apartment Investment & Management Co., 8.00%, Series V		185,400	4,723,992
Apartment Investment & Management Co., 7.875%, Series Y		146,000	3,693,800
Associated Estates Realty Corp., 8.70%, Series B		73,800	1,928,394
Mid-America Apartment Communities, 8.30%, Series H		120,800	3,081,608
Post Properties, 8.50%, Series A		12,000	685,800
United Dominion Realty Trust, 8.60%, Series B		25,000	642,500
			20,294,365
SELF STORAGE	2.1%
Public Storage, 7.25%, Series I		248,000	6,428,160
Public Storage, 7.25%, Series K		362,500	9,338,000
Public Storage, 7.875%, Series S		100,000	2,505,000
			18,271,160

		Number of Shares	Value

SHOPPING CENTER	6.7%
COMMUNITY CENTER	2.7%
Cedar Shopping Centers, 8.875%, Series A		40,000	$1,063,600
Developers Diversified Realty Corp., 8.60%, Series F		23,200	589,976
Federal Realty Investment Trust, 8.50%, Series B		20,000	509,000
National Retail Properties, 9.00%, Series A		100,500	2,572,800
Ramco-Gershenson Property Trust, 9.50%, Series B		189,100	5,061,261
Regency Centers Corp., 7.45%, Series C		44,300	1,137,624
Regency Centers Corp., 7.25%, Series D		110,000	2,788,500
Tanger Factory Outlet Centers, 7.50%, Series C		122,000	3,111,000
Urstadt Biddle Properties, 8.50%, Series C		16,000	1,720,000
Urstadt Biddle Properties, 7.50%, Series D		179,800	4,500,394
			23,054,155
REGIONAL MALL	4.0%
CBL & Associates Properties, 7.75%, Series C		139,200	3,605,280
CBL & Associates Properties, 7.375%, Series D		221,000	5,569,200
Glimcher Realty Trust, 8.75%, Series F		35,000	887,600
Glimcher Realty Trust, 8.125%, Series G		88,000	2,207,920
Mills Corp., 9.00%, Series B(b)		351,200	7,515,680
Mills Corp., 7.875%, Series G		54,100	1,050,081
Pennsylvania REIT, 11.00%, Series A		128,300	7,082,160
Simon Property Group, 8.375%, Series J		70,800	4,400,220
Taubman Centers, 8.00%, Series G		100,000	2,663,000
			34,981,141
TOTAL SHOPPING CENTER			58,035,296
TOTAL PREFERRED STOCK (Identified cost—$215,254,264)			218,331,255

		Principal Amount		Value

CORPORATE BONDS	1.0%
HEALTH CARE	0.7%
Ventas Realty LP/Capital Corp., 9.00%, due 5/1/12			$5,000,000	$5,600,000
INDUSTRIAL	0.3%
ING Industrial Fund CLS, (Australia) 7.00%, due 4/2/07(c)		AUD	3,554,980	2,818,373
TOTAL CORPORATE BONDS (Identified cost—$7,697,037)				8,418,373

COMMERCIAL PAPER	0.4%
New Center Asset Trust, 4.15%, due 10/2/06 (Identified cost—$3,131,639)			$3,132,000	3,131,639
TOTAL INVESTMENTS (Identified cost—$836,018,044)	142.5%			1,232,799,533

OTHER ASSETS IN EXCESS OF LIABILITIES	1.0%			8,461,587

LIQUIDATION VALUE OF PREFERRED SHARES	(43.5)%			(376,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $27.31 per share based on 31,681,637 shares of common stock outstanding)	100.0%			$865,261,120

Glossary of Portfolio Abbreviation

AUD	Australia Dollar
CLS	Convertible Loan Securities
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) Resale is restricted to qualified investors; equals 0.3% of net assets applicable to common shares.

(b) 77,000 shares segregated as collateral for the interest rate swap transactions.

(c) Fair valued security. Aggregate holdings equal 0.3% of net assets applicable to common shares.

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ Jay J. Chen
	Name: Adam M. Derechin			Name: Jay J. Chen
	Title:	President and principal executive officer		Title:	Treasurer and principal financial officer

Date: November 28, 2006